Commitments and Contingent Liabilities - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 346
2018	633
2019	561
2020	436
2021	354
2022	59
Total	$ 2,389